Movement in Allowance for credit losses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Allowance for credit losses
Balance as of January 1	¥ 2,069	$ 300	¥ 1,320	¥ 928
Adoption of ASU 2016-13	0	0	0	119
Amounts charged to expenses	555	80	830	455
Amounts written off	(70)	(10)	(81)	(182)
Balance as of December 31	¥ 2,554	$ 370	¥ 2,069	¥ 1,320